SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Supplemental cash flow information

Non-cash transactions were as follows as of June 30, 2021:

●	Purchases of property, plant, and equipment in Accounts payable and Accrued expenses at June 30, 2021 of $2.5 million and $0.3 million, respectively, are not included under “Capital expenditures” within the Condensed Consolidated Statement of Cash Flows.
●	Capital lease obligations of $25.1 million classified as a short-term obligation within Other current liabilities and $21.9 million classified as a long-term obligation within Other liabilities, are not included under “Payments on capital leases” within the Condensed Consolidated Statement of Cash Flows.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $11.3 million in Accounts payable are not included under “Payments on seller-provided financing for capital expenditures” within the Condensed Consolidated Statement of Cash Flows.
●	Obligations of $0.1 million classified in Other current liabilities at June 30, 2021, related to the future payment of 7,268 shares for the purchase of SAPESCO (Note 4), are not included under “Acquisition of business, net of cash acquired” within the Condensed Consolidated Statement of Cash Flows.
●	Obligations of $17.3 million classified as Other current liabilities and $5.8 million classified as Other liabilities, related to the future payments of cash for the purchase of Action (Note 4), are not included under “Acquisition of business, net of cash acquired” within the Condensed Consolidated Statement of Cash Flows.
●	During the year-to-date period ended June 30, 2021, the Company issued NESR ordinary share consideration of 2,237,000 shares, 145,039 Additional Earn-Out Shares, and 266,611 shares primarily relating to Customer Receivables Earn-Out Shares, to the SAPESCO selling shareholders (Note 4). These transactions were non-cash and do not appear in the Condensed Consolidated Statement of Cash Flows for the year-to-date period ended June 30, 2021.

Non-cash transactions for the year-to-date period ended June 30, 2020 were as follows:

●	Purchases of property, plant, and equipment in Accounts payable, Accrued expenses and Short-term borrowings at June 30, 2020 of $15.2 million, $0.9 million, and $28.6 million, respectively, are not included under “Capital expenditures” within the Condensed Consolidated Statement of Cash Flows.
●	Capital lease obligations of $27.0 million classified as a short-term obligation within Other current liabilities and $9.0 million classified as a long-term obligation within Other liabilities, are not included under “Payments on capital leases” within the Condensed Consolidated Statement of Cash Flows.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $3.5 million included in Other current liabilities and $1.5 million in Other liabilities are not included under “Payments on seller-provided financing for capital expenditures” within the Condensed Consolidated Statement of Cash Flows. Additionally, purchases of property, plant, and equipment using seller-provided installment financing of $1.5 million included in Accounts Payable are not included under “Payments on seller-provided financing for capital expenditures” within the Condensed Consolidated Statement of Cash Flows.
●	Obligations of $40.6 million classified, related to the future payments of cash and shares for the purchase of SAPESCO (Note 5), are not included under “Acquisition of business, net of cash acquired” within the Condensed Consolidated Statement of Cash Flows.

Recently issued accounting standards not yet adopted

The SEC permits qualifying Emerging Growth Companies (“EGC”) to defer the adoption of accounting standards updates until the time when a private company would adopt such standards. The Company continues to qualify as an EGC as of June 30, 2021.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases,” a new standard on accounting for leases. This update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In June 2020, the FASB Issued ASU No. 2020-05, “Accounting Standards Update 2020-05—Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities.” ASU No. 2020-05 deferred the Company’s adoption of ASU 2016-02, as amended, to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the provisions of ASU 2016-02 and related interpretive amendments (ASU 2018-01, “Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842,” ASU 2018-10, “Codification Improvements to Topic 842, Leases,” ASU 2018-11, “Leases (Topic 842): Targeted Improvements,” ASU 2018-20, “Leases (Topic 842): Narrow-Scope Improvements for Lessors,” and ASU 2019-01, “Leases (Topic 842): Codification Improvements,” inclusive) and assessing the impact, if any, on its condensed consolidated interim financial statements and related disclosures.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides practical expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The FASB also issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope in January 2021, which adds implementation guidance to clarify which optional expedients in Topic 848 may be applied to derivative instruments that do not reference LIBOR or a reference rate that is expected to be discontinued, but that are being modified as a result of the discounting transition. The ASUs may be applied through December 31, 2022 and are applicable to our contracts and hedging relationships that reference LIBOR. We are still evaluating whether to apply any of the expedients and/or exceptions included in these ASUs.

All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and, at this time, are not expected to have a material impact on our financial position or results of operations.

Correction of Warrant Accounting for the quarter and year-to-date periods ended June 30, 2020

On April 12, 2021, the Staff of the SEC released Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) (the “Statement”). In response to the Statement, the Company determined that it had incorrectly accounted for its Private Warrants (Note 15) as equity, instead of liabilities. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company’s Private Warrants should have been both initially and subsequently measured at fair value with changes in fair value recognized in earnings from inception until their conversion to Public Warrants. Private Warrants were converted into Public Warrants periodically between December of 2018 and May of 2020. The Private Warrants were determined to be within the scope of liability accounting due to provisions that could result in different settlement amounts depending upon the characteristics of the holder of the Private Warrant. Management concluded the misstatement is immaterial to its previously issued condensed consolidated interim financial statements; however, the Company has corrected its presentation in the accompanying Condensed Consolidated Interim Statement of Operations, Condensed Consolidated Interim Statement of Comprehensive Income, and Condensed Consolidated Interim Statements of Shareholders’ Equity, Condensed Consolidated Interim Statement of Cash Flows for the three and six months ended June 30, 2020 (in $US thousands, except per share amounts) as follows:

	Quarter ended June 30, 2020		Year-to-date period ended June 30, 2020
	As Previously Reported	As Revised	As Previously Reported	As Revised
Condensed Consolidated Interim Statements of Operations
Gain/(loss) on warrant liability	$-	$(22)	$-	$558
Income before income tax	13,384	13,362	27,278	27,836
Net income	10,536	10,514	21,903	22,461
Basic earnings per share	0.12	0.12	0.25	0.25
Diluted earnings per share	0.12	0.12	0.25	0.25

Condensed Consolidated Interim Statements of Comprehensive Income
Total Comprehensive Income, net of tax	10,542	10,520	21,938	22,496

Condensed Consolidated Interim Statements Of Shareholders’ Equity
Retained Earnings	89,564	85,032	89,564	85,032
Total Company Shareholders’ Equity	912,172	912,172	912,172	912,172
Total Shareholders’ Equity	912,231	912,231	912,231	912,231

Condensed Consolidated Interim Statements of Cash Flows
Net income			21,903	22,461
Loss (Gain) on warrant liability			-	558

Correction of Warrant Accounting as of and for the Years Ended December 31, 2020 and 2019 and for the period From June 7, 2018 to December 31, 2018

As described above, in the first quarter of 2021, the Company determined that it had incorrectly accounted for its Private Warrants (Note 15) as equity, instead of liabilities. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company’s Private Warrants should have been both initially and subsequently measured at fair value with changes in fair value recognized in earnings until their conversion to Public Warrants. Private Warrants were converted into Public Warrants periodically between December of 2018 and May of 2020. Management concluded the misstatement is immaterial to previously issued consolidated financial statements; however, the Company intends to correct its presentation prospectively in future filings. The impact of the misstatement on the Consolidated Balance Sheet, Consolidated Statement of Operations, Consolidated Statement of Comprehensive Income, Consolidated Statement of Cash Flows as of and for the years ended December 31, 2020 and 2019 and for the period from June 7, 2018 to December 31, 2018 is shown in the table below (in US$ thousands, except per share amounts):

	As of and for the year ended December 31, 2020		As of and for the year ended December 31, 2019		For the period from June 7, 2018 to December 31, 2018
	As Previously Reported	As Revised	As Previously Reported	As Revised	As Previously Reported	As Revised
Consolidated Balance Sheets
Warranty liabilities	$-	$-	$-	$930
Total liabilities	742,636	742,636	635,892	636,822
Total equity	944,418	944,418	886,472	885,542

Consolidated Statements of Operations
Gain/(loss) on warrant liability	-	557	-	5,054	$-	$(1,816)
Income before income tax	60,792	61,349	52,435	57,489	44,411	42,595
Net income	50,087	50,644	39,364	44,418	34,980	33,164
Basic earnings per share	0.56	0.57	0.45	0.51	0.41	0.39
Diluted earnings per share	0.56	0.56	0.45	0.45	0.40	0.38

Consolidated Statements of Comprehensive Income
Total Comprehensive Income, net of tax	50,122	50,679	39,345	44,399	35,143	33,327

Consolidated Statements of Shareholders’ Equity
Retained Earnings	117,748	113,216	67,661	62,571	28,297	18,153
Total Company Shareholders’ Equity	944,426	944,426	886,472	885,542	830,924	818,281
Total Shareholders’ Equity	944,418	944,418	886,472	885,542	830,991	818,348

Consolidated Statements of Cash Flows
Net income	50,087	50,644	39,364	44,418	34,980	33,164
Loss (Gain) on warrant liability	-	557	-	5,054	-	(1,816)